Shareholder Report, Average Annual Return (Details)		12 Months Ended		60 Months Ended	104 Months Ended	120 Months Ended
	Apr. 19, 2016	Dec. 31, 2024	Dec. 31, 2014	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000143962
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Gold Bullion Strategy Fund
C000126480
Average Annual Return [Line Items]
Line Graph and Table Measure Name			The Gold Bullion Strategy Fund
Without Sales Load [Member] | C000143962
Average Annual Return [Line Items]
Average Annual Return, Percent		23.48%		7.26%	5.27%
Without Sales Load [Member] | C000126480
Average Annual Return [Line Items]
Average Annual Return, Percent		24.17%		7.89%		5.56%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		25.02%		14.53%	14.57%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		25.02%		14.53%		13.10%
S&P GSCI Gold Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P GSCI Gold Index
Average Annual Return, Percent		26.62%		10.42%	7.88%
S&P GSCI Gold Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P GSCI Gold Index
Average Annual Return, Percent		26.62%		10.42%		7.39%